Pension and Postretirement Benefit Plans, Asset Allocation (Details) - Turning Point [Member]	Dec. 31, 2019	Dec. 31, 2018
Asset Allocation [Abstract]
Target allocation	100.00%
Actual allocation	100.00%	100.00%
Debt Securities [Member]
Asset Allocation [Abstract]
Target allocation	100.00%
Actual allocation	88.50%	84.80%
Cash [Member]
Asset Allocation [Abstract]
Target allocation	0.00%
Actual allocation	11.50%	15.20%